DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Payroll and Social Security Taxes Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Vacation benefit payable	$ 305,847	$ 262,577
Annual bonus payable	205,541	205,159
Social security taxes payable	130,942	103,654
UT	6,121	18,766
Total	648,451	590,156
Non Current [Abstract]
Vacation benefit payable	0	0
Annual bonus payable	0	0
Social security taxes payable	0	0
Total	$ 0	$ 0